Reporting entity and group information	12 Months Ended
Dec. 31, 2022
Reporting Entity and Group Information [Abstract]
Reporting entity and group information
1.	Reporting entity and group information

1.1	Reporting entity

ADS-TEC Energy PLC and its subsidiaries (“ADSE”) provide intelligent and decentralized energy storage systems to municipalities, automotive OEMs, charging operators, dealerships, fleets, residential areas, offices and industrial sites in North America and Europe. Its scalable systems are designed for use in private homes, public buildings, commercial enterprises, industrial and infrastructure solutions, and self-sufficient energy supply systems, with capacities up to the multi-megawatt range.

ADS-TEC Energy PLC (“ADSE Holdco” or “the Company”) is domiciled in 10 Earlsfort Terrace, Dublin 2 D02 T380, Ireland. The Company is a public limited company incorporated in Ireland. Prior to December 22, 2021, ADSE Holdco was a shell company with no active business or subsidiaries. As part of the SPAC merger and the business combination ads-tec Energy GmbH (ADSE GM) became part of ADSE (see note 1.3).

The board of directors of ADSE Holdco authorized the consolidated financial statements on May 10, 2023.

1.2	Group information

The consolidated financial statements of ADSE include:

Dec. 31, 2022			Shareholding
Group companies	City	Country	Direct or indirect
ADS-TEC Energy PLC	Dublin	Ireland	Parent company
ads-tec Energy GmbH	Nürtingen	Germany	100%
ads-tec Energy, Inc.	Sarasota	USA	100%

ads-tec Energy, Inc. (ADSE US) was founded on October 01, 2021, and is a wholly owned subsidiary of ADSE GM. ADSE US focuses on the sale and distribution of products in North America.

As of the reporting date shareholders of ADSE Holdco are as follows:

Shareholders	Ordinary shares	Percentage
Treasury shares	27,609	0.06%
ads-tec Holding GmbH	17,620,882	36.03%
Bosch Thermotechnik GmbH	8,062,451	16.49%
Robert Bosch GmbH	2,400,000	4.91%
Others	20,793,829	42.52%
Total	48,904,771	100%

Entities with significant influence over ADSE

As of December 31, 2022, ads-tec Holding GmbH (ADSH) owns 36.03% (December 31, 2021: 36.10%) of the ordinary shares in ADSE Holdco and thus has significant influence over ADSE.

1.3	The business combination

ADSE was formed on December 22, 2021, by closing the business combination agreement dated August 10, 2021, between ads-tec Energy PLC (ADSE Holdco or Company), European Sustainable Growth Acquisition Corp (EUSG), EUSG II Corporation (EUSG II) and ads-tec Energy GmbH (ADSE GM).

The involved parties and the transactions are summarized below:

●	ADS-TEC Energy PLC is an Irish public limited company wholly owned by EUSG which was incorporated on July 26, 2021. The Company owns no material assets and does not operate any business. The Company was incorporated solely for the purpose of effectuating the business combination and is the new listing company on the consummation of the business combination.

●	European Sustainable Growth Acquisition Corp (EUSG) is a blank check company incorporated as a Cayman Islands exempted company on November 10, 2020. On January 26, 2021, EUSG consummated its initial public offering (the “IPO”) of 12,500,000 units (the “units”) within the NASDAQ. On January 27, 2021, EUSG issued an additional 1,875,000 Units pursuant to the exercise of the underwriters’ over-allotment option in full. Each unit consists of one class A ordinary share of EUSG, par value $0.0001 per share (“class A ordinary shares”), and one-half of one redeemable warrant of EUSG (“public warrant”), with each whole warrant entitling the holder thereof to purchase one Class A ordinary share for USD 11.50 per share. The units were sold at a price of USD 10.00 per unit, generating gross proceeds to EUSG of USD 143,750,000. Simultaneously with the consummation of the IPO, EUSG completed the private sale (“private placement”) of an aggregate of 4,375,000 warrants (“private placement warrants”) to LRT Capital LLC (the “sponsor”) and the underwriters at a purchase price of $1.00 per private placement warrant, generating gross proceeds to EUSG of kUSD 4,375. EUSG has not conducted any other business combination except the business combination with ADSE GM.

●	EUSG II Corporation (“EUSG II”) is a Cayman Islands exempted company wholly owned by ADSE Holdco and was incorporated solely for the purpose of effectuating the business combination. EUSG II was incorporated under the laws of the Cayman Islands on July 30, 2021. EUSG II owns no material assets and does not operate any business.

●	ads-tec Energy GmbH (ADSE GM) is a German limited liability company active in development, production and distribution of products and services in the fields of energy management, e-mobility, and renewable energies. Prior to the merger, the equity holders of ADSE GM were ads-tec Holding GmbH (ADSH) and Bosch Thermotechnik GmbH (Bosch).

●	Following the merger, ADSE Holdco became the parent and ADSE GM became its direct subsidiary. Other aforementioned entities were merged with ADSE Holdco.

The merger was effectuated as follows:

●	Step 1: On July 26, 2021, EUSG (blank check company) formed ADSE Holdco, an Irish public limited company, which on July 30, 2021, formed the EUSG II, a Cayman Islands exempted company.

●	Step 2: On December 21, 2021, private investors - including affiliates of EUSG sponsor, ADSH, Bosch, EarlyBirdCapital, Inc. and certain officers and directors of EUSG (“PIPE investors”) contributed USD 152 million cash (EUR 134.5 million) to EUSG for 15.2 million shares of EUSG. Furthermore, an additional investor subscribed for additional 400,000 shares of EUSG for an amount of USD 4 million (EUR 3,5 million) which were paid in after the completion of the business combination.

●	Step 3: On December 22, 2021, EUSG merged with EUSG II, with the EUSG II being the surviving entity. Pursuant to the EUSG’s charter, EUSG’s public shareholders, holding 14,435,000 EUSG class A ordinary shares, were offered the opportunity to redeem, upon the consummation of the business combination, EUSG class A ordinary shares held by them for cash equal to their pro rata share of the aggregate amount on deposit in the trust account. In total 9,504,185 EUSG class A ordinary shares were redeemed for USD 95.1 million (EUR 84.1 million). Subsequently each remaining outstanding ordinary share of EUSG, in total 4,870,815 class A ordinary shares contributing a total of USD 48.7 million (EUR 43.1 million) to EUSG equity, was automatically cancelled in exchange for an ordinary share of ADSE Holdco (the parent of EUSG II). Correspondingly, each EUSG public and private placement warrant was converted into one ADSE Holdco public and private placement warrant respectively. EUSG II was merged into ADSE Holdco with the ADSE Holdco remaining as the surviving entity.

●	Step 4: Immediately following the EUSG merger, on December 22, 2021, the equity holders of ADSE GM - ADSH and Bosch, exchanged their equity interest in ADSE GM for an aggregate cash consideration of EUR 20.0 million to Bosch and 24,683,333 ADSE Holdco ordinary shares to ADSH and Bosch with their respective portions (share for share exchange).

Accounting implications

●	The contribution of the PIPE investors, described in step 2 above, resulted in the issuance of the Company’s ordinary shares, leading to increases in subscribed capital and capital reserves.

●	The merger of the Company and ADSE GM is not within the scope of IFRS 3 - Business combinations since the Company does not meet the definition of a business in accordance with IFRS 3. Instead, the transaction is accounted for within the scope of IFRS 2 - Share-based payments. Any excess of the fair value of the Company’s ordinary shares issued to EUSG shareholders over the fair value of EUSG identifiable net assets acquired represents compensation for services (share listing expense) and is expensed as incurred. Refer to note 4.1.6 for the calculation of the share listing expense.

●	The Bosch and ADSH equity share exchange in ADSE GM to the Company’s ordinary shares is a capital reorganization under IFRS. This capital reorganization is accounted for as a recapitalization, with ADSE GM being the accounting predecessor.

1.4	Material uncertainty regarding the ability to continue as a going concern

Management assessed the Company's ability to continue as a going concern and evaluated whether there are certain conditions and events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern using all information available about the future, focusing on the twelve-month period after the issuance date of the financial statements. Historically, the Company has funded its operations primarily through capital raises and with loans from shareholders. Since the inception the Company has incurred recurring losses and negative cash flows from operations including net losses of kEUR 18,906 for the year 2022 and kEUR 87,640 for the year 2021. The company has increased its inventory stock from kEUR 13,063 as of December 31, 2021, to kEUR 53,137 as of December 31, 2022. As of December 31, 2022, the Company has further purchase obligations of EUR 106.1 million for 2023 (see note 7).

The Company expects to improve its cash flow generation and operating result significantly in 2023. To support this turnaround, the Company executed a restructuring plan for the segment “North America” in March 2023. Further, the company plans to continue to invest in the development of current and new products. The order backlog as of March 31, 2023, of EUR 89 million underpins Company’s growth plan for 2023 and the required reduction of working capital needs.

The timely reduction of inventory in the U.S. and Europe by generating sufficient revenue and/or postponement or cancellation of purchase obligation for inventory is a crucial condition for the Company's ability to perform its business and to continue as a going concern. To minimize the dependency on it, the Company entered into multiple shareholder bridge loans in the total amount of kUSD 12,875 from May 05, 2023 (see note 8). In case that the planned reduction of working capital does not take place and the granted shareholder bridge loans would be not sufficient, the Company would need to seek additional funding through new investors or shareholders or other means. There can be no assurance that the Company will be successful in achieving its strategic plans, that any additional financing will be available in a timely manner or on acceptable terms.

Even though the company´s management deems a successful reduction of inventory and an improvement of cash flow generation and operating result in 2023 to be very likely, based on its recurring losses from operations since inception, the Company has concluded that there is substantial doubt about its ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.